Schedule of Research and development expenses (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross research and development expenses	€ (3,654)	€ (2,851)	€ (3,958)
Research tax credit and grants	739	4	363
Research and Development Expense	2,659	2,436	3,268
Research tax credit	€ 256	€ 411	€ 327